Summary of Nonvested Restricted Shares Activity (Detail) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2012
Restricted Stock
NONVESTED NUMBER OF SHARES
Nonvested awards outstanding, beginning balance	153,900
Granted	113,800
Vested	(74,400)
Forfeited	(41,200)
Nonvested awards outstanding, ending balance	152,100
GRANT DATE FAIR VALUE
Nonvested awards outstanding, beginning balance	$ 43.72	[1]
Granted	$ 42.14	[1]
Vested	$ 42.61	[1]
Forfeited	$ 45.58	[1]
Nonvested awards outstanding, ending balance	$ 43.68	[1]

[1]	Weighted Average